Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	May 17, 2013
Document And Entity Information
Entity Registrant Name	SimplePons, Inc.
Entity Central Index Key	0000885475
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 3,447,647
Entity Common Stock, Shares Outstanding		87,470,870
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Amendment Description

The purpose of this Amendment No. 1 (this “Amendment”) to Current Report on Form 8-K of SimplePons, Inc. (the “Company”), filed with the Securities and Exchange Commission on February 14, 2013 (the “Original Report”), is to provide the financial statements and pro forma financial information as required by Item 9.01 of Form 8-K.